Property and Equipment - Schedule of Depreciation and Amortization (Details) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 6,581	$ 5,783	$ 5,152
Cost of revenue
Property, Plant and Equipment [Line Items]
Depreciation and amortization	4,252	3,433	2,716
Operating expense
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 2,329	$ 2,350	$ 2,436